CONCENTRATIONS AND RISKS - Details of Customers Accounting for Net Revenues (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Concentration Risk [Line Items]
Percentage of net revenues on customer concentrations	25.00%	34.00%	21.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage of net revenues on customer concentrations	18.00%	16.00%	12.00%